SCHEDULE OF CONCENTRATIONS OF CREDIT RISK (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Concentration Risk [Line Items]
Accounts receivable		$ 1,506,894		$ 2,532,551
Revenues		21,188,606		15,474,918		$ 18,298,565
Accounts payable		2,217,720		929,816
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Accounts receivable		$ 795,879			[1]
Concentration risk percentage		52.82%			[1]
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Accounts receivable		$ 316,273
Concentration risk percentage		20.99%			[1]
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Accounts receivable			[1]	$ 997,506
Concentration risk percentage			[1]	39.39%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Accounts receivable			[1]	$ 553,800
Concentration risk percentage			[1]	21.87%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Concentration Risk [Line Items]
Accounts receivable			[1]	$ 479,511
Concentration risk percentage			[1]	18.93%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer [Member]
Concentration Risk [Line Items]
Accounts receivable		$ 1,112,152		$ 2,030,817
Concentration risk percentage		73.81%		80.19%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage		21.77%		12.61%
Revenues		$ 4,612,959		$ 1,951,384
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.30%			[1]
Revenues		$ 2,182,042			[1]
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.15%			[1]
Revenues		$ 2,151,473			[1]
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage			[1]	10.41%
Revenues			[1]	$ 1,611,111
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration risk percentage	[1]
Revenues	[1]
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage		42.22%		23.02%
Revenues		$ 8,946,474		$ 3,562,495
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Concentration risk percentage		32.69%		89.25%
Accounts payable		$ 724,946		$ 829,815
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Concentration risk percentage		18.81%			[1]
Accounts payable		$ 417,196			[1]
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Concentration Risk [Line Items]
Concentration risk percentage		14.62%			[1]
Accounts payable		$ 324,219			[1]
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier D [Member]
Concentration Risk [Line Items]
Concentration risk percentage		12.35%
Accounts payable		$ 273,999			[1]
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier [Member]
Concentration Risk [Line Items]
Concentration risk percentage		78.47%		89.25%
Accounts payable		$ 1,740,360		$ 829,815
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Concentration risk percentage		16.99%
Cost of goods and services sold		$ 3,808,157
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Concentration risk percentage		11.02%		11.95%
Cost of goods and services sold		$ 2,471,212		$ 1,706,583
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Concentration Risk [Line Items]
Concentration risk percentage				18.25%
Cost of goods and services sold				$ 2,607,552
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier [Member]
Concentration Risk [Line Items]
Concentration risk percentage		28.01%		30.20%
Cost of goods and services sold		$ 6,279,369		$ 4,314,135

[1]	represented the percentage below 10%